Debt Securities Held-to-Maturity - Securities in a Continuous Unrealized Loss Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total
Less than 12 months	$ (1)	$ (605)
12 months or more	(29,642)	(42,090)
Gross Unrealized (Losses)	(29,643)	(42,695)
Less Than 12 Months
Less than 12 months	1,659	41,030
12 months or more	331,789	307,339
Total Fair Value	333,448	348,369
Northfield Bancorp, Inc. [Member]
Total
Less than 12 months	0	0
12 months or more	(294)	(557)
Gross Unrealized (Losses)	(294)	(557)
Less Than 12 Months
Less than 12 months	0	0
12 months or more	5,922	5,974
Total Fair Value	5,922	5,974
Northfield Bancorp, Inc. [Member] | Mortgage Backed Securities Pass Through Certificates, GSE
Total
Less than 12 months	0	0
12 months or more	(294)	(557)
Gross Unrealized (Losses)	(294)	(557)
Less Than 12 Months
Less than 12 months	0	0
12 months or more	5,922	5,974
Total Fair Value	$ 5,922	$ 5,974